UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1:	Report(s) to Shareholders.

Annual Report | March 31, 2023
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Target Index Funds | Annual Report1

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2023
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	-4.96%
Target 2010 Passive Composite Index	-5.01%
Fund Category: Morningstar Target-Date 2000-2010[1]	-5.04%
Performance Details	pages 7-9

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	-5.13%
Target 2015 Passive Composite Index	-5.16%
Fund Category: Morningstar Target-Date 2015[1]	-5.45%
Performance Details	pages 10-12

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	-5.17%
Target 2020 Passive Composite Index	-5.26%
Fund Category: Morningstar Target-Date 2020[1]	-5.76%
Performance Details	pages 13-15

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	-5.67%
Target 2025 Passive Composite Index	-5.72%
Fund Category: Morningstar Target-Date 2025[1]	-6.08%
Performance Details	pages 16-18

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	-6.19%
Target 2030 Passive Composite Index	-6.32%
Fund Category: Morningstar Target-Date 2030[1]	-6.44%
Performance Details	pages 19-21

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	-6.59%
Target 2035 Passive Composite Index	-6.75%
Fund Category: Morningstar Target-Date 2035[1]	-6.77%
Performance Details	pages 22-24
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2023
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	-6.96%
Target 2040 Passive Composite Index	-7.12%
Fund Category: Morningstar Target-Date 2040[1]	-6.97%
Performance Details	pages 25-27

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	-7.21%
Target 2045 Passive Composite Index	-7.42%
Fund Category: Morningstar Target-Date 2045[1]	-6.98%
Performance Details	pages 28-30

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	-7.41%
Target 2050 Passive Composite Index	-7.62%
Fund Category: Morningstar Target-Date 2050[1]	-7.10%
Performance Details	pages 31-33

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	-7.47%
Target 2055 Passive Composite Index	-7.73%
Fund Category: Morningstar Target-Date 2055[1]	-7.10%
Performance Details	pages 34-36

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	-7.56%
Target 2060 Passive Composite Index	-7.81%
Fund Category: Morningstar Target-Date 2060[1]	-7.11%
Performance Details	pages 37-39

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	-7.58%
Target 2065 Passive Composite Index	-7.85%
Fund Category: Morningstar Target-Date 2065+[1]	-7.22%
Performance Details	pages 40-42
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Target Index Funds | Annual Report3

Schwab Target Index Funds
The Investment Environment

For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -7.73%. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning -8.39% and -11.61%, respectively. Outside the United States, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -1.38%, while the MSCI Emerging Markets Index (Net)* returned -10.70%. As interest rates rose over the reporting period, yields climbed and bond prices fell and the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -4.78%. (Bond yields and bond prices typically move in opposite directions.)
In the United States, amid fading government stimuli, ongoing supply chain disruptions, and persisting inflation, gross domestic product (GDP) contracted in the second quarter of 2022—decreasing at an annualized rate of -0.6%—but expanded in the third and fourth quarters of 2022—at an annualized rate of 3.2% and 2.6%, respectively—primarily due to increases in consumer spending, exports, private inventory investment, and nonresidential fixed investment. Inflation rose steadily in the first half of 2022 due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs, hitting a 40-year high in June 2022, before declining through the end of the reporting period, as certain consumer and energy prices receded. The unemployment rate remained near pre-pandemic lows throughout the reporting period despite inflationary pressures.
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2023

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

Outside the United States, global economies wrestled with similar issues. The eurozone, despite considerable headwinds, managed to maintain positive, albeit waning, GDP growth throughout 2022 as COVID-19 restrictions eased and tourism increased. The United Kingdom posted small gains in GDP growth in the second quarter of 2022, in part driven by increased COVID-19 testing and tracing and an expansion of its vaccination program, contracted slightly in the third quarter of 2022, and rose slightly for the fourth quarter. Japan’s GDP growth vacillated within a small range throughout 2022. Among emerging markets, China’s GDP growth rate remained positive during the reporting period but slowed notably as it dealt with numerous headwinds including political turbulence, COVID-19 lockdowns and quarantines, and a severe property downturn as a result of stalled demand, a decline in financing for property development, halted construction on in progress projects, and homeowners pausing payment of their mortgages on incomplete builds. Although India posted positive in GDP growth for all four quarters of 2022, its growth slowed over the year, in part due to reductions in private spending as borrowing costs escalated. Oil prices—which peaked at over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports and again in June on supply-and-demand imbalances—generally retreated for the rest of the reporting period but ticked up in the final two weeks of March 2023, ending the reporting period at $75 per barrel.
Monetary policy around the world varied as central banks responded to the changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% from mid-March 2020 through mid-March 2022, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate once in mid-March 2022 and eight times during the reporting period in its effort to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 4.75% to 5.00%. The Fed wrapped up its bond-buying program in March 2022, and in June 2022 began to reduce the $9 trillion in assets held on its balance sheet, vowing to do so more aggressively than during its last round of quantitative tightening between 2017 and 2019. While its efforts were effective through early March 2023, the Fed’s support for banks after the failure of two U.S. regional banks caused its balance sheet to spike near the end of the reporting period. In developed international countries, central banks generally followed suit. The European Central Bank raised its interest rate five times over the reporting period in an effort to dampen demand and control inflation, which rose into double digits in October. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as it wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December 2022 unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher. Monetary policy rates in emerging markets for the most part rose, with central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raising their rates multiple times over the reporting period in an effort to counteract the impacts of inflation. In contrast, after cutting its prime rate in August 2022, China left its rate unchanged through the remainder of the reporting period. Loan demand began to rebound as China finally eased its stringent COVID-19 policies in early 2023. Russia, which had raised its benchmark policy rate to 20% in February 2022 amid the fallout of Western sanctions in retaliation against its invasion of Ukraine, reduced its rate several times during the reporting period.
Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period. Yields on U.S. Treasuries rose for the period in response to the Fed’s monetary policy decisions. Over the reporting period, the yield on the 10-year U.S. Treasury rose from 2.32% to 3.48%. Short-term rates rose even more sharply, with the yield on the three-month U.S. Treasury climbing from 0.52% to 4.85% over the reporting period. Bond yields outside the United States generally ended the reporting period higher than where they began.
Schwab Target Index Funds | Annual Report5

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

6Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund as of March 31, 2023

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 36.5% equity securities, 58.8% fixed-income securities, and 4.6% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -4.96%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned -5.01% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the largest detractor from the total return of the fund, returning approximately -5% for the reporting period. The Schwab U.S. TIPS ETF also detracted from the total return of the fund, returning approximately -6% for the reporting period.
The fund’s equity allocation also detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF and Schwab U.S. Small-Cap ETF detracted from the total return of the fund, returning approximately -9% and -10%, respectively, for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
Percentages may not add up to 100% due to rounding.
2
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report7

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	-4.96%	3.91%	4.15%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2010 Passive Composite Index	-5.01%	3.95%	4.21%
Fund Category: Morningstar Target-Date 2000-2010[3]	-5.04%	3.51%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
8Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	15%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report9

Schwab Target 2015 Index Fund as of March 31, 2023

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 40.3% equity securities, 55.5% fixed-income securities, and 4.2% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -5.13%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned -5.16% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab U.S. TIPS ETF detracted from the total return of the fund, returning approximately -5% and -6%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
10Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	-5.13%	4.06%	4.34%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2015 Passive Composite Index	-5.16%	4.14%	4.43%
Fund Category: Morningstar Target-Date 2015[3]	-5.45%	3.82%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report11

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	18%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
12Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund as of March 31, 2023

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 42.9% equity securities, 53.3% fixed-income securities, and 3.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -5.17%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned -5.26% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab U.S. TIPS ETF detracted from the total return of the fund, returning approximately -5% and -6%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report13

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	-5.17%	4.23%	4.88%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2020 Passive Composite Index	-5.26%	4.27%	4.93%
Fund Category: Morningstar Target-Date 2020[3]	-5.76%	3.99%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
14Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	18%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report15

Schwab Target 2025 Index Fund as of March 31, 2023

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 50.5% equity securities, 46.2% fixed-income securities, and 3.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -5.67%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned -5.72% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -9% for the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab U.S. TIPS ETF detracted from the total return of the fund, returning approximately -5% and -6%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
16Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	-5.67%	4.98%	5.86%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2025 Passive Composite Index	-5.72%	5.06%	5.93%
Fund Category: Morningstar Target-Date 2025[3]	-6.08%	4.33%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report17

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	18%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
18Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund as of March 31, 2023

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 63.5% equity securities, 34.0% fixed-income securities, and 2.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -6.19%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned -6.32% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -10% and -9%, respectively, for the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab U.S. TIPS ETF detracted from the total return of the fund, returning approximately -5% and -6%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report19

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	-6.19%	5.58%	6.62%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2030 Passive Composite Index	-6.32%	5.65%	6.68%
Fund Category: Morningstar Target-Date 2030[3]	-6.44%	4.95%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
20Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	14%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report21

Schwab Target 2035 Index Fund as of March 31, 2023

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 73.1% equity securities, 25.0% fixed-income securities, and 1.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -6.59%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned -6.75% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -10% and -9%, respectively, for the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF detracted from the total return of the fund, returning approximately -5% for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
22Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	-6.59%	5.99%	7.18%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2035 Passive Composite Index	-6.75%	6.07%	7.24%
Fund Category: Morningstar Target-Date 2035[3]	-6.77%	5.50%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report23

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
24Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund as of March 31, 2023

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 80.9% equity securities, 17.7% fixed-income securities, and 1.4% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -6.96%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned -7.12% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -10% and -9%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF detracted from the total return of the fund, returning approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report25

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	-6.96%	6.30%	7.66%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2040 Passive Composite Index	-7.12%	6.40%	7.73%
Fund Category: Morningstar Target-Date 2040[3]	-6.97%	5.92%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
26Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report27

Schwab Target 2045 Index Fund as of March 31, 2023

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 87.4% equity securities, 11.7% fixed-income securities, and 0.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -7.21%. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned -7.42% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -10% and -9%, respectively, for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation also detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF detracted from the total return of the fund, returning approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
28Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	-7.21%	6.59%	8.03%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2045 Passive Composite Index	-7.42%	6.70%	8.10%
Fund Category: Morningstar Target-Date 2045[3]	-6.98%	6.24%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report29

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	10%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
30Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund as of March 31, 2023

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 91.5% equity securities, 7.8% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -7.41%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned -7.62% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF also detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -9% for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation was the smallest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report31

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	-7.41%	6.72%	8.22%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2050 Passive Composite Index	-7.62%	6.85%	8.31%
Fund Category: Morningstar Target-Date 2050[3]	-7.10%	6.31%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
32Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	7
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report33

Schwab Target 2055 Index Fund as of March 31, 2023

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 93.8% equity securities, 5.7% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -7.47%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned -7.73% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF also detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -9% for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation was the smallest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
34Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	-7.47%	6.83%	8.40%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2055 Passive Composite Index	-7.73%	6.95%	8.48%
Fund Category: Morningstar Target-Date 2055[3]	-7.10%	6.36%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report35

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	7
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
36Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund as of March 31, 2023

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 95.8% equity securities, 3.7% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -7.56%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned -7.81% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF also detracted from the total return of the fund, returning approximately -10% for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period. The Schwab Emerging Markets Equity ETF detracted from the total return of the fund, returning approximately -9% for the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation was the smallest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report37

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2023)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	-7.56%	6.94%	8.49%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	10.32%	11.52%
Bloomberg US Aggregate Bond Index	-4.78%	0.91%	0.53%
Target 2060 Passive Composite Index	-7.81%	7.06%	8.58%
Fund Category: Morningstar Target-Date 2060[3]	-7.11%	6.40%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
38Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	6
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report39

Schwab Target 2065 Index Fund as of March 31, 2023

The Schwab Target 2065 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2023, the fund’s asset allocation was approximately 97.0% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and global economic growth slowed. The ongoing war between Russia and Ukraine along with the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. In addition, in early March 2023, the rapid failure of two U.S. regional banks roiled the financial system, raising concerns about the stability of other regional banks and triggering the federal government to step in to provide support. Bank weakness was also evident in Europe, where in late March embattled Credit Suisse Group AG was taken over by UBS Group AG. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period. As interest rates rose over the reporting period, yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) Most U.S. bond markets, with the exception of short-term U.S. Treasury, credit, and municipal bond markets, posted negative returns for the reporting period. Even in the face of persistent inflation, U.S. Treasury Inflation–Protected Securities lost ground for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2023, the fund returned -7.58%. The fund’s internally calculated comparative index, the Target 2065 Passive Composite Index (the composite index), returned -7.85% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation detracted from the total return of the fund. The Schwab U.S. Large-Cap ETF was the largest detractor from the total return of the fund, returning approximately -9% for the reporting period. The Schwab U.S. Small-Cap ETF and Schwab Emerging Markets Equity ETF also detracted from the total return of the fund, returning approximately -10% and -9%, respectively, for the reporting period. The Schwab International Equity ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period, but contributed to the relative return of the fund primarily as a result of it trading at a premium to its NAV in the reporting period.
The fund’s real estate allocation also detracted from the total return of the fund. The Schwab U.S. REIT ETF returned approximately -19% for the reporting period.
The fund’s fixed-income allocation was the smallest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
40Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (February 25, 2021 – March 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	-7.58%	0.32%
Dow Jones U.S. Total Stock Market IndexSM	-8.77%	2.40%
Bloomberg US Aggregate Bond Index	-4.78%	-4.47%
Target 2065 Passive Composite Index	-7.85%	0.12%
Fund Category: Morningstar Target-Date 2065+[2]	-7.22%	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report41

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2023 (continued)

Statistics
Number of Holdings	6
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
42Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2022 and held through March 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/23[2]	EXPENSES PAID DURING PERIOD 10/1/22-3/31/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/22-3/31/23[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,091.60	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,097.30	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,100.60	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,113.80	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,128.90	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,139.50	$0.21	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,148.50	$0.21	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,156.70	$0.22	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,161.00	$0.22	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,163.30	$0.22	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,166.30	$0.22	$0.43
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target Index Funds | Annual Report43

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/23[2]	EXPENSES PAID DURING PERIOD 10/1/22-3/31/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/22-3/31/23[4,5]
Schwab Target 2065 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,167.20	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days in the period, and divided by the 365 days in the fiscal year.

44Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$12.37	$12.49	$10.70	$10.88	$10.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.25	0.22	0.27	0.27
Net realized and unrealized gains (losses)	(0.90)	(0.04)	1.82	(0.19)	0.23
Total from investment operations	(0.62)	0.21	2.04	0.08	0.50
Less distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.21)	(0.25)	(0.20)
Distributions from net realized gains	(0.03)	(0.08)	(0.04)	(0.01)	(0.01)
Total distributions	(0.30)	(0.33)	(0.25)	(0.26)	(0.21)
Net asset value at end of period	$11.45	$12.37	$12.49	$10.70	$10.88
Total return	(4.96%)	1.55%	19.04%	0.58%	4.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.04%[3]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[2]	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.49%	1.90%	1.83%	2.43%	2.53%
Portfolio turnover rate	15%	27%	21%	19%	30%
Net assets, end of period (x 1,000)	$44,032	$55,048	$55,137	$35,614	$25,391

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report45

Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 26.1%
Large-Cap 24.7%
Schwab U.S. Large-Cap ETF	$13,059,648	$2,240,871	($3,127,784)	$80,027	($1,377,493)	$10,875,269	224,835	$178,891
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	810,851	157,048	(252,035)	16,000	(101,950)	629,914	15,023	9,769
						11,505,183

International Stocks 7.8%
Developed Markets 7.8%
Schwab International Equity ETF	5,261,462	619,882	(2,159,919)	74,158	(343,562)	3,452,021	99,196	117,899

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	1,442,898	238,818	(249,069)	(41,252)	(255,890)	1,135,505	58,231	33,017

Fixed Income 58.8%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	3,438,675	214,433	(458,426)	(58,250)	(335,256)	2,801,176	52,251	188,288
Intermediate-Term Bond 45.6%
Schwab U.S. Aggregate Bond ETF	23,774,980	3,233,362	(5,209,262)	(816,820)	(900,746)	20,081,514	428,086	542,403
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	4,761,586	327,239	(2,024,223)	(100,291)	24,272	2,988,583	61,254	65,882
						25,871,273

Money Market Funds 3.9%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	2,037,571	46,117	(350,000)	(70)	302	1,733,920	1,733,747	50,234
Total Affiliated Underlying Funds (Cost $41,047,427)	$54,587,671	$7,077,770	($13,830,718 )	($846,498 )	($3,290,323 )	$43,697,902		$1,186,383
Total Investments in Securities (Cost $41,047,427)						$43,697,902

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
46Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $41,047,427)		$43,697,902
Cash		262,045
Receivables:
Investments sold		136,024
Fund shares sold		41,181
Dividends	+	4,261
Total assets		44,141,413

Liabilities
Payables:
Investments bought		106,197
Fund shares redeemed		2,177
Investment adviser fees	+	1,417
Total liabilities		109,791
Net assets		$44,031,622

Net Assets by Source
Capital received from investors		$42,625,102
Total distributable earnings	+	1,406,520
Net assets		$44,031,622

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$44,031,622		3,845,414		$11.45

See financial notes
Schwab Target Index Funds | Annual Report47

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$1,186,383
Interest received from securities - unaffiliated	+	2,306
Total investment income		1,188,689

Expenses
Investment adviser fees		37,760
Proxy fees[1]	+	2,019
Total expenses		39,779
Expense reduction	–	20,554
Net expenses	–	19,225
Net investment income		1,169,464

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(846,498)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(3,290,323)
Net realized and unrealized losses		(4,136,821)
Decrease in net assets resulting from operations		($2,967,357 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
48Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$1,169,464	$1,111,179
Net realized gains (losses)		(846,498)	190,119
Net change in unrealized appreciation (depreciation)	+	(3,290,323)	(400,635)
Increase (decrease) in net assets resulting from operations		($2,967,357 )	$900,663

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,129,436 )	($1,460,719 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		523,269	$6,009,667	1,420,137	$18,277,254
Shares reinvested		92,142	1,013,558	104,962	1,363,444
Shares redeemed	+	(1,221,052)	(13,943,038)	(1,490,015)	(19,169,445)
Net transactions in fund shares		(605,641)	($6,919,813 )	35,084	$471,253

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,451,055	$55,048,228	4,415,971	$55,137,031
Total increase (decrease)	+	(605,641)	(11,016,606)	35,084	(88,803)
End of period		3,845,414	$44,031,622	4,451,055	$55,048,228
See financial notes
Schwab Target Index Funds | Annual Report49

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$12.48	$12.58	$10.68	$10.92	$10.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.25	0.22	0.28	0.27
Net realized and unrealized gains (losses)	(0.94)	0.01 [2]	1.97	(0.26)	0.22
Total from investment operations	(0.66)	0.26	2.19	0.02	0.49
Less distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.22)	(0.25)	(0.17)
Distributions from net realized gains	(0.02)	(0.11)	(0.07)	(0.01)	(0.01)
Total distributions	(0.28)	(0.36)	(0.29)	(0.26)	(0.18)
Net asset value at end of period	$11.54	$12.48	$12.58	$10.68	$10.92
Total return	(5.13%)	1.92%	20.52%	(0.02%)	4.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.04%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.48%	1.91%	1.85%	2.45%	2.54%
Portfolio turnover rate	18%	23%	30%	24%	29%
Net assets, end of period (x 1,000)	$57,305	$75,362	$73,384	$57,790	$45,688

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
50Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.5%
Large-Cap 26.9%
Schwab U.S. Large-Cap ETF	$19,284,923	$3,916,772	($5,944,487)	$208,527	($2,047,943)	$15,417,792	318,747	$256,040
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,245,379	235,383	(420,505)	18,191	(146,973)	931,475	22,215	14,569
						16,349,267

International Stocks 9.0%
Developed Markets 9.0%
Schwab International Equity ETF	8,151,546	1,009,911	(3,593,633)	57,324	(472,521)	5,152,627	148,064	181,467

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,170,358	433,331	(572,366)	(43,827)	(354,975)	1,632,521	83,719	47,694

Fixed Income 55.5%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	4,438,933	363,092	(889,960)	(76,488)	(420,888)	3,414,689	63,695	237,521
Intermediate-Term Bond 43.1%
Schwab U.S. Aggregate Bond ETF	30,953,897	4,532,629	(8,549,918)	(1,240,057)	(972,495)	24,724,056	527,053	684,111
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	6,044,425	558,589	(2,865,634)	(126,646)	32,659	3,643,393	74,675	81,206
						31,782,138

Money Market Funds 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	2,436,557	54,579	(450,000)	(90)	371	2,041,417	2,041,212	59,422
Total Affiliated Underlying Funds (Cost $51,967,153)	$74,726,018	$11,104,286	($23,286,503 )	($1,203,066 )	($4,382,765 )	$56,957,970		$1,562,030
Total Investments in Securities (Cost $51,967,153)						$56,957,970

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report51

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $51,967,153)		$56,957,970
Cash		261,562
Receivables:
Investments sold		175,893
Fund shares sold		94,060
Dividends	+	5,016
Total assets		57,494,501

Liabilities
Payables:
Investments bought		180,752
Fund shares redeemed		6,649
Investment adviser fees	+	1,864
Total liabilities		189,265
Net assets		$57,305,236

Net Assets by Source
Capital received from investors		$54,024,601
Total distributable earnings	+	3,280,635
Net assets		$57,305,236

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$57,305,236		4,965,360		$11.54

See financial notes
52Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$1,562,030
Interest received from securities - unaffiliated	+	2,594
Total investment income		1,564,624

Expenses
Investment adviser fees		50,004
Proxy fees[1]	+	2,709
Total expenses		52,713
Expense reduction	–	27,159
Net expenses	–	25,554
Net investment income		1,539,070

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,203,066)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(4,382,765)
Net realized and unrealized losses		(5,585,831)
Decrease in net assets resulting from operations		($4,046,761 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report53

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$1,539,070	$1,490,265
Net realized gains (losses)		(1,203,066)	333,576
Net change in unrealized appreciation (depreciation)	+	(4,382,765)	(412,377)
Increase (decrease) in net assets resulting from operations		($4,046,761 )	$1,411,464

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,498,773 )	($2,126,395 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		779,418	$8,911,545	1,612,364	$20,853,291
Shares reinvested		126,993	1,405,807	153,206	2,008,520
Shares redeemed	+	(1,981,817)	(22,829,003)	(1,559,156)	(20,168,590)
Net transactions in fund shares		(1,075,406)	($12,511,651 )	206,414	$2,693,221

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,040,766	$75,362,421	5,834,352	$73,384,131
Total increase (decrease)	+	(1,075,406)	(18,057,185)	206,414	1,978,290
End of period		4,965,360	$57,305,236	6,040,766	$75,362,421
See financial notes
54Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$13.01	$13.05	$10.93	$11.18	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.26	0.23	0.29	0.27
Net realized and unrealized gains (losses)	(0.98)	0.03	2.12	(0.29)	0.22
Total from investment operations	(0.69)	0.29	2.35	0.00 [2]	0.49
Less distributions:
Distributions from net investment income	(0.25)	(0.26)	(0.21)	(0.25)	(0.23)
Distributions from net realized gains	(0.03)	(0.07)	(0.02)	(0.00)[2]	(0.00)[2]
Total distributions	(0.28)	(0.33)	(0.23)	(0.25)	(0.23)
Net asset value at end of period	$12.04	$13.01	$13.05	$10.93	$11.18
Total return	(5.17%)	2.13%	21.51%	(0.17%)	4.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.45%	1.92%	1.86%	2.46%	2.48%
Portfolio turnover rate	18%	18%	13%	22%	13%
Net assets, end of period (x 1,000)	$249,838	$286,650	$277,678	$172,353	$129,760

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report55

Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 30.0%
Large-Cap 28.3%
Schwab U.S. Large-Cap ETF	$76,467,377	$16,749,921	($15,121,886)	($619,777)	($6,864,432)	$70,611,203	1,459,814	$1,114,098
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	5,051,749	834,396	(963,659)	(28,444)	(508,499)	4,385,543	104,592	65,290
						74,996,746

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Equity ETF	33,920,614	4,190,789	(11,762,763)	(242,793)	(1,359,463)	24,746,384	711,103	820,330

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	8,710,604	1,813,240	(1,139,732)	(143,360)	(1,666,972)	7,573,780	388,399	210,544

Fixed Income 53.2%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	16,230,636	1,539,199	(1,637,288)	(210,186)	(1,674,753)	14,247,608	265,764	921,557
Intermediate-Term Bond 41.5%
Schwab U.S. Aggregate Bond ETF	113,876,864	17,776,486	(19,739,931)	(3,370,188)	(4,844,735)	103,698,496	2,210,584	2,716,336
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	21,563,722	2,654,971	(8,954,161)	(480,009)	149,803	14,934,326	306,094	316,750
						132,880,430

Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	8,381,809	188,622	(1,500,000)	(303)	1,263	7,071,391	7,070,683	205,402
Total Affiliated Underlying Funds (Cost $231,162,079)	$284,203,375	$45,747,624	($60,819,420 )	($5,095,060 )	($16,767,788 )	$247,268,731		$6,370,307
Total Investments in Securities (Cost $231,162,079)						$247,268,731

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
56Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $231,162,079)		$247,268,731
Cash		1,949,859
Receivables:
Investments sold		1,402,163
Fund shares sold		46,135
Dividends	+	17,376
Total assets		250,684,264

Liabilities
Payables:
Investments bought		732,721
Fund shares redeemed		105,478
Investment adviser fees	+	8,426
Total liabilities		846,625
Net assets		$249,837,639

Net Assets by Source
Capital received from investors		$239,512,069
Total distributable earnings	+	10,325,570
Net assets		$249,837,639

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$249,837,639		20,750,687		$12.04

See financial notes
Schwab Target Index Funds | Annual Report57

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$6,370,307
Interest received from securities - unaffiliated	+	21,983
Total investment income		6,392,290

Expenses
Investment adviser fees		205,954
Proxy fees[1]	+	11,433
Total expenses		217,387
Expense reduction	–	109,227
Net expenses	–	108,160
Net investment income		6,284,130

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,095,060)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(16,767,788)
Net realized and unrealized losses		(21,862,848)
Decrease in net assets resulting from operations		($15,578,718 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
58Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$6,284,130	$5,743,217
Net realized gains (losses)		(5,095,060)	1,175,272
Net change in unrealized appreciation (depreciation)	+	(16,767,788)	(1,060,431)
Increase (decrease) in net assets resulting from operations		($15,578,718 )	$5,858,058

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,020,477 )	($7,308,160 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,928,458	$47,307,076	6,413,180	$86,878,636
Shares reinvested		487,538	5,626,189	504,832	6,906,111
Shares redeemed	+	(5,697,110)	(68,146,747)	(6,165,206)	(83,362,548)
Net transactions in fund shares		(1,281,114)	($15,213,482 )	752,806	$10,422,199

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,031,801	$286,650,316	21,278,995	$277,678,219
Total increase (decrease)	+	(1,281,114)	(36,812,677)	752,806	8,972,097
End of period		20,750,687	$249,837,639	22,031,801	$286,650,316
See financial notes
Schwab Target Index Funds | Annual Report59

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$13.98	$13.83	$10.92	$11.46	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.27	0.25	0.30	0.28
Net realized and unrealized gains (losses)	(1.11)	0.16	2.90	(0.61)	0.23
Total from investment operations	(0.81)	0.43	3.15	(0.31)	0.51
Less distributions:
Distributions from net investment income	(0.28)	(0.26)	(0.23)	(0.23)	(0.23)
Distributions from net realized gains	—	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	(0.28)	(0.28)	(0.24)	(0.23)	(0.23)
Net asset value at end of period	$12.89	$13.98	$13.83	$10.92	$11.46
Total return	(5.67%)	3.02%	28.91%	(2.89%)	4.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.34%	1.90%	1.90%	2.50%	2.46%
Portfolio turnover rate	18%	12%	15%	19%	13%
Net assets, end of period (x 1,000)	$477,437	$518,480	$443,433	$264,880	$154,328

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
60Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 34.0%
Large-Cap 31.8%
Schwab U.S. Large-Cap ETF	$163,687,953	$23,397,373	($19,058,409)	($989,276)	($15,032,207)	$152,005,434	3,142,556	$2,424,586
Small-Cap 2.2%
Schwab U.S. Small-Cap ETF	11,945,328	2,106,112	(2,500,023)	(174,307)	(1,055,076)	10,322,034	246,173	158,124
						162,327,468

International Stocks 13.0%
Developed Markets 11.9%
Schwab International Equity ETF	73,865,915	8,558,433	(22,297,086)	(1,435,688)	(1,870,969)	56,820,605	1,632,776	1,834,216
Emerging Markets 1.1%
Schwab Emerging Markets Equity ETF	8,271,406	979,683	(3,048,322)	(259,496)	(523,272)	5,419,999	221,044	211,439
						62,240,604

Real Estate 3.6%
U.S. REITs 3.6%
Schwab U.S. REIT ETF	19,464,428	4,329,923	(2,691,669)	(333,404)	(3,723,704)	17,045,574	874,132	475,920

Fixed Income 46.2%
Inflation-Protected Bond 3.9%
Schwab U.S. TIPS ETF	16,350,781	5,638,345	(1,409,138)	(183,264)	(1,707,581)	18,689,143	348,613	951,285
Intermediate-Term Bond 38.0%
Schwab U.S. Aggregate Bond ETF	182,965,092	39,490,542	(27,591,617)	(4,716,380)	(8,587,267)	181,560,370	3,870,398	4,491,133
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	25,836,299	3,109,884	(8,147,496)	(450,637)	45,194	20,393,244	417,980	397,999
						220,642,757

Money Market Funds 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	9,721,920	1,268,315	—	—	830	10,991,065	10,989,966	294,634
Total Affiliated Underlying Funds (Cost $441,100,354)	$512,109,122	$88,878,610	($86,743,760 )	($8,542,452 )	($32,454,052 )	$473,247,468		$11,239,336
Total Investments in Securities (Cost $441,100,354)						$473,247,468

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab Target Index Funds | Annual Report61

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2023 (continued)

At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
62Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $441,100,354)		$473,247,468
Cash		4,591,282
Receivables:
Investments sold		1,458,851
Fund shares sold		302,726
Dividends	+	27,007
Total assets		479,627,334

Liabilities
Payables:
Investments bought		1,605,887
Fund shares redeemed		569,574
Investment adviser fees	+	14,949
Total liabilities		2,190,410
Net assets		$477,436,924

Net Assets by Source
Capital received from investors		$456,998,711
Total distributable earnings	+	20,438,213
Net assets		$477,436,924

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$477,436,924		37,041,492		$12.89

See financial notes
Schwab Target Index Funds | Annual Report63

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$11,239,336
Interest received from securities - unaffiliated	+	49,335
Total investment income		11,288,671

Expenses
Investment adviser fees		380,667
Proxy fees[1]	+	21,197
Total expenses		401,864
Expense reduction	–	204,867
Net expenses	–	196,997
Net investment income		11,091,674

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,542,452)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(32,454,052)
Net realized and unrealized losses		(40,996,504)
Decrease in net assets resulting from operations		($29,904,830 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
64Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$11,091,674	$9,652,859
Net realized losses		(8,542,452)	(815,809)
Net change in unrealized appreciation (depreciation)	+	(32,454,052)	3,521,986
Increase (decrease) in net assets resulting from operations		($29,904,830 )	$12,359,036

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,489,514 )	($10,216,730 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,390,855	$107,504,791	12,707,739	$183,306,333
Shares reinvested		813,000	10,008,029	668,095	9,841,042
Shares redeemed	+	(9,262,234)	(118,162,006)	(8,345,429)	(120,242,319)
Net transactions in fund shares		(58,379)	($649,186 )	5,030,405	$72,905,056

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,099,871	$518,480,454	32,069,466	$443,433,092
Total increase (decrease)	+	(58,379)	(41,043,530)	5,030,405	75,047,362
End of period		37,041,492	$477,436,924	37,099,871	$518,480,454
See financial notes
Schwab Target Index Funds | Annual Report65

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$14.73	$14.41	$10.86	$11.65	$11.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.29	0.26	0.31	0.28
Net realized and unrealized gains (losses)	(1.23)	0.32	3.53	(0.86)	0.24
Total from investment operations	(0.93)	0.61	3.79	(0.55)	0.52
Less distributions:
Distributions from net investment income	(0.27)	(0.27)	(0.24)	(0.24)	(0.24)
Distributions from net realized gains	—	(0.02)	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.27)	(0.29)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$13.53	$14.73	$14.41	$10.86	$11.65
Total return	(6.19%)	4.11%	34.98%	(4.99%)	4.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.23%	1.88%	1.94%	2.53%	2.46%
Portfolio turnover rate	14%	9%	13%	13%	8%
Net assets, end of period (x 1,000)	$805,556	$802,660	$622,076	$352,969	$201,250

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 41.5%
Large-Cap 38.5%
Schwab U.S. Large-Cap ETF	$302,984,548	$59,781,801	($23,544,427)	($2,966,032)	($25,956,100)	$310,299,790	6,415,129	$4,716,674
Small-Cap 3.0%
Schwab U.S. Small-Cap ETF	25,427,584	5,207,890	(3,708,369)	(632,059)	(2,013,467)	24,281,579	579,098	347,685
						334,581,369

International Stocks 17.6%
Developed Markets 15.3%
Schwab International Equity ETF	140,388,014	19,597,984	(31,223,553)	(3,982,657)	(1,784,895)	122,994,893	3,534,336	3,659,202
Emerging Markets 2.3%
Schwab Emerging Markets Equity ETF	21,806,504	5,899,664	(7,156,679)	(1,376,078)	(864,744)	18,308,667	746,683	588,560
						141,303,560

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	37,140,858	9,963,434	(3,103,484)	(338,440)	(7,522,647)	36,139,721	1,853,319	954,510

Fixed Income 33.9%
Inflation-Protected Bond 1.3%
Schwab U.S. TIPS ETF	7,546,800	4,163,317	(403,704)	(52,726)	(803,758)	10,449,929	194,925	452,091
Intermediate-Term Bond 30.7%
Schwab U.S. Aggregate Bond ETF	227,772,539	62,267,927	(26,331,790)	(4,037,605)	(12,605,717)	247,065,354	5,266,795	5,812,978
Treasury Bond 1.9%
Schwab Short-Term U.S. Treasury ETF	20,673,488	2,888,193	(7,407,569)	(393,948)	69,556	15,829,720	324,446	322,256
						273,345,003

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	8,989,620	2,776,589	—	—	603	11,766,812	11,765,636	304,865
Total Affiliated Underlying Funds (Cost $744,688,680)	$792,729,955	$172,546,799	($102,879,575 )	($13,779,545 )	($51,481,169 )	$797,136,465		$17,158,821
Total Investments in Securities (Cost $744,688,680)						$797,136,465

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab Target Index Funds | Annual Report67

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2023 (continued)

At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
68Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $744,688,680)		$797,136,465
Cash		8,174,300
Receivables:
Investments sold		3,530,118
Fund shares sold		863,588
Dividends	+	28,913
Total assets		809,733,384

Liabilities
Payables:
Investments bought		3,581,218
Fund shares redeemed		570,862
Investment adviser fees	+	25,663
Total liabilities		4,177,743
Net assets		$805,555,641

Net Assets by Source
Capital received from investors		$770,153,453
Total distributable earnings	+	35,402,188
Net assets		$805,555,641

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$805,555,641		59,526,890		$13.53

See financial notes
Schwab Target Index Funds | Annual Report69

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$17,158,821
Interest received from securities - unaffiliated	+	90,008
Total investment income		17,248,829

Expenses
Investment adviser fees		611,369
Proxy fees[1]	+	27,542
Total expenses		638,911
Expense reduction	–	330,267
Net expenses	–	308,644
Net investment income		16,940,185

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(13,779,545)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(51,481,169)
Net realized and unrealized losses		(65,260,714)
Decrease in net assets resulting from operations		($48,320,529 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
70Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$16,940,185	$14,059,833
Net realized losses		(13,779,545)	(1,211,263)
Net change in unrealized appreciation (depreciation)	+	(51,481,169)	10,805,772
Increase (decrease) in net assets resulting from operations		($48,320,529 )	$23,654,342

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,856,833 )	($14,691,831 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,406,249	$192,423,626	19,317,474	$292,518,601
Shares reinvested		1,190,037	15,315,776	916,429	14,250,471
Shares redeemed	+	(10,565,240)	(140,666,686)	(8,912,051)	(135,147,065)
Net transactions in fund shares		5,031,046	$67,072,716	11,321,852	$171,622,007

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,495,844	$802,660,287	43,173,992	$622,075,769
Total increase	+	5,031,046	2,895,354	11,321,852	180,584,518
End of period		59,526,890	$805,555,641	54,495,844	$802,660,287
See financial notes
Schwab Target Index Funds | Annual Report71

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$15.31	$14.86	$10.81	$11.82	$11.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.30	0.26	0.31	0.29
Net realized and unrealized gains (losses)	(1.32)	0.44	4.04	(1.06)	0.22
Total from investment operations	(1.02)	0.74	4.30	(0.75)	0.51
Less distributions:
Distributions from net investment income	(0.27)	(0.28)	(0.24)	(0.26)	(0.22)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	(0.27)	(0.29)	(0.25)	(0.26)	(0.22)
Net asset value at end of period	$14.02	$15.31	$14.86	$10.81	$11.82
Total return	(6.59%)	4.88%	39.84%	(6.72%)	4.68%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.16%	1.88%	1.93%	2.53%	2.49%
Portfolio turnover rate	13%	12%	12%	12%	6%
Net assets, end of period (x 1,000)	$523,537	$488,322	$372,100	$196,194	$126,200

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
72Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 46.9%
Large-Cap 43.1%
Schwab U.S. Large-Cap ETF	$204,986,380	$53,025,943	($13,281,876)	($1,917,888)	($17,425,772)	$225,386,787	4,659,640	$3,289,980
Small-Cap 3.8%
Schwab U.S. Small-Cap ETF	19,168,060	5,966,554	(3,166,431)	(518,517)	(1,521,511)	19,928,155	475,272	274,847
						245,314,942

International Stocks 21.1%
Developed Markets 17.8%
Schwab International Equity ETF	97,393,925	20,972,499	(21,155,286)	(2,844,836)	(838,588)	93,527,714	2,687,578	2,578,035
Emerging Markets 3.3%
Schwab Emerging Markets Equity ETF	18,265,634	5,641,303	(4,835,240)	(1,011,956)	(893,779)	17,165,962	700,080	504,860
						110,693,676

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	25,751,916	9,465,718	(2,522,430)	(253,516)	(5,402,442)	27,039,246	1,386,628	686,694

Fixed Income 24.9%
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond ETF	107,058,763	40,046,979	(13,694,780)	(2,117,369)	(5,688,175)	125,605,418	2,677,583	2,803,647
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	7,082,734	1,293,026	(3,397,651)	(189,080)	75,139	4,864,168	99,696	110,110
						130,469,586

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	3,483,716	89,668	—	—	335	3,573,719	3,573,362	98,203
Total Affiliated Underlying Funds (Cost $477,721,035)	$483,191,128	$136,501,690	($62,053,694 )	($8,853,162 )	($31,694,793 )	$517,091,169		$10,346,376
Total Investments in Securities (Cost $477,721,035)						$517,091,169

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report73

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $477,721,035)		$517,091,169
Cash		6,635,248
Receivables:
Investments sold		2,566,255
Fund shares sold		525,282
Dividends	+	8,781
Total assets		526,826,735

Liabilities
Payables:
Investments bought		2,936,277
Fund shares redeemed		337,968
Investment adviser fees	+	15,789
Total liabilities		3,290,034
Net assets		$523,536,701

Net Assets by Source
Capital received from investors		$494,792,606
Total distributable earnings	+	28,744,095
Net assets		$523,536,701

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$523,536,701		37,337,066		$14.02

See financial notes
74Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$10,346,376
Interest received from securities - unaffiliated	+	66,581
Total investment income		10,412,957

Expenses
Investment adviser fees		380,738
Proxy fees[1]	+	20,650
Total expenses		401,388
Expense reduction	–	210,379
Net expenses	–	191,009
Net investment income		10,221,948

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,853,162)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(31,694,793)
Net realized and unrealized losses		(40,547,955)
Decrease in net assets resulting from operations		($30,326,007 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report75

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$10,221,948	$8,458,833
Net realized losses		(8,853,162)	(1,301,727)
Net change in unrealized appreciation (depreciation)	+	(31,694,793)	9,760,137
Increase (decrease) in net assets resulting from operations		($30,326,007 )	$16,917,243

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,490,510 )	($8,650,986 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,313,847	$142,154,893	11,814,431	$185,357,149
Shares reinvested		692,849	9,214,883	521,864	8,438,542
Shares redeemed	+	(5,569,167)	(76,338,740)	(5,484,090)	(85,839,910)
Net transactions in fund shares		5,437,529	$75,031,036	6,852,205	$107,955,781

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,899,537	$488,322,182	25,047,332	$372,100,144
Total increase	+	5,437,529	35,214,519	6,852,205	116,222,038
End of period		37,337,066	$523,536,701	31,899,537	$488,322,182
See financial notes
76Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$15.80	$15.24	$10.76	$11.95	$11.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.31	0.26	0.32	0.29
Net realized and unrealized gains (losses)	(1.41)	0.55	4.48	(1.26)	0.21
Total from investment operations	(1.11)	0.86	4.74	(0.94)	0.50
Less distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.25)	(0.25)	(0.24)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	—
Total distributions	(0.28)	(0.30)	(0.26)	(0.25)	(0.24)
Net asset value at end of period	$14.41	$15.80	$15.24	$10.76	$11.95
Total return	(6.96%)	5.53%	44.07%	(8.20%)	4.49%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.13%	1.90%	1.93%	2.54%	2.48%
Portfolio turnover rate	12%	9%	9%	7%	2%
Net assets, end of period (x 1,000)	$659,892	$631,308	$473,638	$249,144	$143,404

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report77

Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 51.0%
Large-Cap 46.4%
Schwab U.S. Large-Cap ETF	$284,637,314	$66,607,885	($17,557,959)	($2,482,892)	($25,123,777)	$306,080,571	6,327,901	$4,552,434
Small-Cap 4.6%
Schwab U.S. Small-Cap ETF	30,345,731	7,396,186	(3,805,007)	(658,606)	(2,559,589)	30,718,715	732,619	429,281
						336,799,286

International Stocks 24.2%
Developed Markets 20.0%
Schwab International Equity ETF	138,613,924	24,522,872	(25,858,847)	(3,547,353)	(2,016,389)	131,714,207	3,784,891	3,686,181
Emerging Markets 4.2%
Schwab Emerging Markets Equity ETF	29,883,269	8,767,337	(7,523,017)	(1,602,744)	(1,498,166)	28,026,679	1,143,013	824,246
						159,740,886

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	36,835,284	11,465,707	(2,581,952)	(276,917)	(7,731,072)	37,711,050	1,933,900	971,390

Fixed Income 17.7%
Intermediate-Term Bond 17.2%
Schwab U.S. Aggregate Bond ETF	97,678,281	33,387,370	(10,537,146)	(1,647,328)	(5,487,323)	113,393,854	2,417,264	2,559,787
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	5,288,494	1,092,219	(2,917,830)	(159,113)	65,619	3,369,389	69,059	83,741
						116,763,243

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	2,364,319	60,856	—	—	227	2,425,402	2,425,160	66,648
Total Affiliated Underlying Funds (Cost $599,950,833)	$625,646,616	$153,300,432	($70,781,758 )	($10,374,953 )	($44,350,470 )	$653,439,867		$13,173,708
Total Investments in Securities (Cost $599,950,833)						$653,439,867

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
78Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $599,950,833)		$653,439,867
Cash		6,283,847
Receivables:
Investments sold		3,573,332
Fund shares sold		747,858
Dividends	+	5,960
Total assets		664,050,864

Liabilities
Payables:
Investments bought		3,720,658
Fund shares redeemed		419,387
Investment adviser fees	+	18,669
Total liabilities		4,158,714
Net assets		$659,892,150

Net Assets by Source
Capital received from investors		$618,330,177
Total distributable earnings	+	41,561,973
Net assets		$659,892,150

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$659,892,150		45,788,379		$14.41

See financial notes
Schwab Target Index Funds | Annual Report79

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$13,173,708
Interest received from securities - unaffiliated	+	70,352
Total investment income		13,244,060

Expenses
Investment adviser fees		490,175
Proxy fees[1]	+	24,196
Total expenses		514,371
Expense reduction	–	276,030
Net expenses	–	238,341
Net investment income		13,005,719

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(10,374,953)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(44,350,470)
Net realized and unrealized losses		(54,725,423)
Decrease in net assets resulting from operations		($41,719,704 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
80Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$13,005,719	$10,918,075
Net realized losses		(10,374,953)	(1,552,332)
Net change in unrealized appreciation (depreciation)	+	(44,350,470)	15,572,075
Increase (decrease) in net assets resulting from operations		($41,719,704 )	$24,937,818

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,175,890 )	($11,102,382 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,739,938	$166,584,592	13,419,419	$216,624,618
Shares reinvested		873,881	11,910,999	652,842	10,895,926
Shares redeemed	+	(6,792,556)	(96,016,059)	(5,187,654)	(83,686,188)
Net transactions in fund shares		5,821,263	$82,479,532	8,884,607	$143,834,356

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,967,116	$631,308,212	31,082,509	$473,638,420
Total increase	+	5,821,263	28,583,938	8,884,607	157,669,792
End of period		45,788,379	$659,892,150	39,967,116	$631,308,212
See financial notes
Schwab Target Index Funds | Annual Report81

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$16.23	$15.57	$10.68	$12.05	$11.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.32	0.27	0.32	0.29
Net realized and unrealized gains (losses)	(1.49)	0.65	4.86	(1.43)	0.19
Total from investment operations	(1.19)	0.97	5.13	(1.11)	0.48
Less distributions:
Distributions from net investment income	(0.27)	(0.30)	(0.24)	(0.26)	(0.24)
Distributions from net realized gains	—	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.27)	(0.31)	(0.24)	(0.26)	(0.24)
Net asset value at end of period	$14.77	$16.23	$15.57	$10.68	$12.05
Total return	(7.21%)	6.11%	48.20%	(9.63%)	4.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.11%	1.92%	1.93%	2.54%	2.43%
Portfolio turnover rate	10%	10%	6%	6%	7%
Net assets, end of period (x 1,000)	$410,566	$361,870	$274,502	$135,960	$84,790

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
82Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 54.3%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF	$171,177,411	$55,619,947	($9,936,197)	($1,325,200)	($15,072,252)	$200,463,709	4,144,381	$2,852,251
Small-Cap 5.5%
Schwab U.S. Small-Cap ETF	20,291,676	6,637,471	(2,322,123)	(415,471)	(1,829,529)	22,362,024	533,318	297,623
						222,825,733

International Stocks 26.9%
Developed Markets 21.7%
Schwab International Equity ETF	85,296,778	21,825,561	(14,881,438)	(1,993,250)	(1,102,962)	89,144,689	2,561,629	2,324,800
Emerging Markets 5.2%
Schwab Emerging Markets Equity ETF	20,696,564	8,253,158	(5,302,632)	(1,120,946)	(1,094,634)	21,431,510	874,042	592,472
						110,576,199

Real Estate 6.2%
U.S. REITs 6.2%
Schwab U.S. REIT ETF	22,666,278	9,106,600	(1,331,941)	(127,907)	(4,989,687)	25,323,343	1,298,633	625,216

Fixed Income 11.6%
Intermediate-Term Bond 11.1%
Schwab U.S. Aggregate Bond ETF	36,708,763	15,321,277	(3,670,136)	(579,690)	(2,134,110)	45,646,104	973,057	995,224
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,729,590	267,216	—	—	(24,031)	1,972,775	40,434	31,815
						47,618,879

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	45,994	1,184	—	—	4	47,182	47,178	1,297
Total Affiliated Underlying Funds (Cost $370,381,759)	$358,613,054	$117,032,414	($37,444,467 )	($5,562,464 )	($26,247,201 )	$406,391,336		$7,720,698
Total Investments in Securities (Cost $370,381,759)						$406,391,336

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report83

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $370,381,759)		$406,391,336
Cash		3,596,520
Receivables:
Investments sold		2,764,400
Fund shares sold		724,559
Dividends	+	116
Total assets		413,476,931

Liabilities
Payables:
Investments bought		2,657,910
Fund shares redeemed		242,276
Investment adviser fees	+	10,613
Total liabilities		2,910,799
Net assets		$410,566,132

Net Assets by Source
Capital received from investors		$381,077,768
Total distributable earnings	+	29,488,364
Net assets		$410,566,132

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$410,566,132		27,803,372		$14.77

See financial notes
84Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$7,720,698
Interest received from securities - unaffiliated	+	44,890
Total investment income		7,765,588

Expenses
Investment adviser fees		290,621
Proxy fees[1]	+	15,493
Total expenses		306,114
Expense reduction	–	167,340
Net expenses	–	138,774
Net investment income		7,626,814

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,562,464)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(26,247,201)
Net realized and unrealized losses		(31,809,665)
Decrease in net assets resulting from operations		($24,182,851 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report85

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$7,626,814	$6,419,368
Net realized losses		(5,562,464)	(782,759)
Net change in unrealized appreciation (depreciation)	+	(26,247,201)	10,856,506
Increase (decrease) in net assets resulting from operations		($24,182,851 )	$16,493,115

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,098,974 )	($6,485,385 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,058,666	$117,091,678	7,697,234	$127,427,006
Shares reinvested		495,210	6,908,182	369,233	6,336,041
Shares redeemed	+	(3,044,724)	(44,021,515)	(3,397,304)	(56,403,521)
Net transactions in fund shares		5,509,152	$79,978,345	4,669,163	$77,359,526

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,294,220	$361,869,612	17,625,057	$274,502,356
Total increase	+	5,509,152	48,696,520	4,669,163	87,367,256
End of period		27,803,372	$410,566,132	22,294,220	$361,869,612
See financial notes
86Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$16.44	$15.73	$10.63	$12.09	$11.85
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.33	0.27	0.32	0.29
Net realized and unrealized gains (losses)	(1.55)	0.69	5.08	(1.52)	0.18
Total from investment operations	(1.24)	1.02	5.35	(1.20)	0.47
Less distributions:
Distributions from net investment income	(0.27)	(0.30)	(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	—
Total distributions	(0.27)	(0.31)	(0.25)	(0.26)	(0.23)
Net asset value at end of period	$14.93	$16.44	$15.73	$10.63	$12.09
Total return	(7.41%)	6.37%	50.43%	(10.35%)	4.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.11%	1.94%	1.93%	2.55%	2.48%
Portfolio turnover rate	9%	8%	6%	3%	0%[5]
Net assets, end of period (x 1,000)	$511,144	$449,921	$321,048	$146,944	$88,727

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Less than 0.5%
See financial notes
Schwab Target Index Funds | Annual Report87

Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 56.2%
Large-Cap 50.2%
Schwab U.S. Large-Cap ETF	$218,249,581	$67,270,811	($8,343,040)	($1,341,953)	($19,324,210)	$256,511,189	5,303,105	$3,593,585
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	27,124,114	9,277,410	(2,635,194)	(506,026)	(2,528,214)	30,732,090	732,938	398,922
						287,243,279

International Stocks 28.8%
Developed Markets 22.8%
Schwab International Equity ETF	110,560,028	28,270,176	(18,003,156)	(2,614,721)	(1,358,138)	116,854,189	3,357,879	2,994,205
Emerging Markets 6.0%
Schwab Emerging Markets Equity ETF	28,832,813	10,268,571	(5,580,590)	(1,234,770)	(1,802,269)	30,483,755	1,243,220	814,225
						147,337,944

Real Estate 6.5%
U.S. REITs 6.5%
Schwab U.S. REIT ETF	29,272,855	11,756,354	(1,473,912)	(137,652)	(6,409,332)	33,008,313	1,692,734	798,429

Fixed Income 7.8%
Intermediate-Term Bond 7.8%
Schwab U.S. Aggregate Bond ETF	32,687,841	12,148,305	(2,443,610)	(389,252)	(1,992,948)	40,010,336	852,917	875,023

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	62,935	1,620	—	—	6	64,561	64,555	1,774
Total Affiliated Underlying Funds (Cost $468,672,365)	$446,790,167	$138,993,247	($38,479,502 )	($6,224,374 )	($33,415,105 )	$507,664,433		$9,476,163
Total Investments in Securities (Cost $468,672,365)						$507,664,433

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
88Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $468,672,365)		$507,664,433
Cash		4,374,485
Receivables:
Investments sold		2,356,739
Fund shares sold		670,920
Dividends	+	159
Total assets		515,066,736

Liabilities
Payables:
Investments bought		3,648,176
Fund shares redeemed		262,508
Investment adviser fees	+	12,517
Total liabilities		3,923,201
Net assets		$511,143,535

Net Assets by Source
Capital received from investors		$478,882,557
Total distributable earnings	+	32,260,978
Net assets		$511,143,535

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$511,143,535		34,232,170		$14.93

See financial notes
Schwab Target Index Funds | Annual Report89

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$9,476,163
Interest received from securities - unaffiliated	+	42,126
Total investment income		9,518,289

Expenses
Investment adviser fees		357,289
Proxy fees[1]	+	18,993
Total expenses		376,282
Expense reduction	–	210,224
Net expenses	–	166,058
Net investment income		9,352,231

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(6,224,374)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(33,415,105)
Net realized and unrealized losses		(39,639,479)
Decrease in net assets resulting from operations		($30,287,248 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
90Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$9,352,231	$7,695,423
Net realized losses		(6,224,374)	(900,940)
Net change in unrealized appreciation (depreciation)	+	(33,415,105)	12,823,606
Increase (decrease) in net assets resulting from operations		($30,287,248 )	$19,618,089

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,721,233 )	($7,672,924 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,553,406	$154,497,524	10,162,295	$170,527,200
Shares reinvested		608,207	8,569,636	433,775	7,543,343
Shares redeemed	+	(4,294,235)	(62,836,297)	(3,640,541)	(61,142,731)
Net transactions in fund shares		6,867,378	$100,230,863	6,955,529	$116,927,812

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,364,792	$449,921,153	20,409,263	$321,048,176
Total increase	+	6,867,378	61,222,382	6,955,529	128,872,977
End of period		34,232,170	$511,143,535	27,364,792	$449,921,153
See financial notes
Schwab Target Index Funds | Annual Report91

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$16.62	$15.88	$10.60	$12.14	$11.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.33	0.27	0.32	0.31
Net realized and unrealized gains (losses)	(1.57)	0.73	5.25	(1.60)	0.15
Total from investment operations	(1.26)	1.06	5.52	(1.28)	0.46
Less distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—	(0.01)	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.27)	(0.32)	(0.24)	(0.26)	(0.23)
Net asset value at end of period	$15.09	$16.62	$15.88	$10.60	$12.14
Total return	(7.47%)	6.51%	52.24%	(10.96%)	4.15%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.11%	1.94%	1.92%	2.57%	2.60%
Portfolio turnover rate	8%	7%	6%	3%	6%
Net assets, end of period (x 1,000)	$335,615	$278,992	$189,841	$84,957	$50,403

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
92Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.3%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$137,049,489	$52,220,518	($5,591,703)	($888,360)	($11,896,219)	$170,893,725	3,533,052	$2,346,286
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	17,625,876	7,180,401	(1,541,633)	(295,948)	(1,678,864)	21,289,832	507,747	270,069
						192,183,557

International Stocks 29.9%
Developed Markets 23.5%
Schwab International Equity ETF	70,210,843	22,291,247	(11,250,357)	(1,627,629)	(660,921)	78,963,183	2,269,057	1,967,073
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	19,074,297	7,840,891	(3,341,249)	(765,130)	(1,245,185)	21,563,624	879,430	567,617
						100,526,807

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	18,630,588	8,753,286	(903,632)	(93,112)	(4,155,609)	22,231,521	1,140,078	527,500

Fixed Income 5.7%
Intermediate-Term Bond 5.7%
Schwab U.S. Aggregate Bond ETF	14,668,991	6,049,063	(626,373)	(103,378)	(957,807)	19,030,496	405,681	406,134

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.83% (b)	66,699	1,717	—	—	6	68,422	68,415	1,880
Total Affiliated Underlying Funds (Cost $310,849,552)	$277,326,783	$104,337,123	($23,254,947 )	($3,773,557 )	($20,594,599 )	$334,040,803		$6,086,559
Total Investments in Securities (Cost $310,849,552)						$334,040,803

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report93

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $310,849,552)		$334,040,803
Cash		2,245,860
Receivables:
Investments sold		1,740,511
Fund shares sold		500,095
Dividends	+	168
Total assets		338,527,437

Liabilities
Payables:
Investments bought		2,575,953
Fund shares redeemed		328,736
Investment adviser fees	+	8,074
Total liabilities		2,912,763
Net assets		$335,614,674

Net Assets by Source
Capital received from investors		$316,693,775
Total distributable earnings	+	18,920,899
Net assets		$335,614,674

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$335,614,674		22,246,516		$15.09

See financial notes
94Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$6,086,559
Interest received from securities - unaffiliated	+	22,628
Total investment income		6,109,187

Expenses
Investment adviser fees		228,671
Proxy fees[1]	+	11,949
Total expenses		240,620
Expense reduction	–	136,403
Net expenses	–	104,217
Net investment income		6,004,970

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(3,773,557)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(20,594,599)
Net realized and unrealized losses		(24,368,156)
Decrease in net assets resulting from operations		($18,363,186 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report95

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$6,004,970	$4,668,051
Net realized losses		(3,773,557)	(499,859)
Net change in unrealized appreciation (depreciation)	+	(20,594,599)	8,024,938
Increase (decrease) in net assets resulting from operations		($18,363,186 )	$12,193,130

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,564,651 )	($4,624,727 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,374,138	$109,006,129	6,778,512	$114,807,471
Shares reinvested		378,477	5,385,728	254,269	4,472,592
Shares redeemed	+	(2,292,071)	(33,841,112)	(2,205,164)	(37,697,947)
Net transactions in fund shares		5,460,544	$80,550,745	4,827,617	$81,582,116

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,785,972	$278,991,766	11,958,355	$189,841,247
Total increase	+	5,460,544	56,622,908	4,827,617	89,150,519
End of period		22,246,516	$335,614,674	16,785,972	$278,991,766
See financial notes
96Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$16.73	$15.95	$10.55	$12.16	$11.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.33	0.27	0.32	0.30
Net realized and unrealized gains (losses)	(1.59)	0.77	5.38	(1.66)	0.17
Total from investment operations	(1.28)	1.10	5.65	(1.34)	0.47
Less distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.24)	(0.27)	(0.23)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	(0.28)	(0.32)	(0.25)	(0.27)	(0.23)
Net asset value at end of period	$15.17	$16.73	$15.95	$10.55	$12.16
Total return	(7.56%)	6.74%	53.70%	(11.50%)	4.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.04%[4]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.10%	1.95%	1.92%	2.54%	2.50%
Portfolio turnover rate	8%	6%	7%	4%	2%
Net assets, end of period (x 1,000)	$400,706	$345,015	$226,973	$100,674	$58,895

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2023,
March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report97

Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.1%
Large-Cap 51.5%
Schwab U.S. Large-Cap ETF	$171,493,026	$57,856,199	($6,691,093)	($1,150,480)	($15,225,709)	$206,281,943	4,264,667	$2,869,586
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	22,836,234	7,939,951	(1,584,520)	(329,300)	(2,309,354)	26,553,011	633,270	342,640
						232,834,954

International Stocks 30.9%
Developed Markets 24.1%
Schwab International Equity ETF	88,809,523	24,312,951	(13,423,543)	(1,979,464)	(1,217,083)	96,502,384	2,773,057	2,438,165
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	25,014,772	10,275,012	(5,349,190)	(1,296,928)	(1,334,443)	27,309,223	1,113,753	714,642
						123,811,607

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	23,469,453	9,973,347	(1,049,278)	(88,829)	(5,214,045)	27,090,648	1,389,264	650,590

Fixed Income 3.7%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond ETF	11,274,935	4,539,443	(217,152)	(39,250)	(773,304)	14,784,672	315,171	309,191
Total Affiliated Underlying Funds (Cost $371,842,451)	$342,897,943	$114,896,903	($28,314,776 )	($4,884,251 )	($26,073,938 )	$398,521,881		$7,324,814
Total Investments in Securities (Cost $371,842,451)						$398,521,881

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
98Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $371,842,451)		$398,521,881
Cash		2,306,970
Receivables:
Investments sold		2,763,842
Fund shares sold	+	612,495
Total assets		404,205,188

Liabilities
Payables:
Investments bought		3,277,399
Fund shares redeemed		212,310
Investment adviser fees	+	9,643
Total liabilities		3,499,352
Net assets		$400,705,836

Net Assets by Source
Capital received from investors		$379,965,617
Total distributable earnings	+	20,740,219
Net assets		$400,705,836

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$400,705,836		26,418,686		$15.17

See financial notes
Schwab Target Index Funds | Annual Report99

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$7,324,814
Interest received from securities - unaffiliated	+	28,330
Total investment income		7,353,144

Expenses
Investment adviser fees		276,917
Proxy fees[1]	+	14,665
Total expenses		291,582
Expense reduction	–	166,886
Net expenses	–	124,696
Net investment income		7,228,448

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(4,884,251)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(26,073,938)
Net realized and unrealized losses		(30,958,189)
Decrease in net assets resulting from operations		($23,729,741 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
100Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$7,228,448	$5,754,499
Net realized losses		(4,884,251)	(709,421)
Net change in unrealized appreciation (depreciation)	+	(26,073,938)	9,723,828
Increase (decrease) in net assets resulting from operations		($23,729,741 )	$14,768,906

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,727,461 )	($5,689,319 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,052,104	$134,455,017	8,866,949	$151,012,110
Shares reinvested		458,159	6,551,670	313,021	5,543,605
Shares redeemed	+	(3,712,742)	(54,858,819)	(2,789,127)	(47,592,743)
Net transactions in fund shares		5,797,521	$86,147,868	6,390,843	$108,962,972

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,621,165	$345,015,170	14,230,322	$226,972,611
Total increase	+	5,797,521	55,690,666	6,390,843	118,042,559
End of period		26,418,686	$400,705,836	20,621,165	$345,015,170
See financial notes
Schwab Target Index Funds | Annual Report101

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21[1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.25	0.02
Net realized and unrealized gains (losses)	(1.03)	0.44 [3]	0.19
Total from investment operations	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	(0.16)	(0.14)	—
Net asset value at end of period	$9.77	$10.76	$10.21
Total return	(7.58%)	6.69%	2.10%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%[6]	0.03%	0.04%[7]
Gross operating expenses[5]	0.08%[6]	0.08%	0.08%[7]
Net investment income (loss)	2.13%	2.30%	2.46%[7]
Portfolio turnover rate	19%	19%	0%[4,8]
Net assets, end of period (x 1,000)	$48,311	$29,071	$1,820

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended March 31, 2023,
March 31, 2022 and March 31, 2021 (see financial note 4 for additional information).

[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Annualized.
[8]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes
102Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.7%
Large-Cap 51.9%
Schwab U.S. Large-Cap ETF	$14,477,626	$14,850,873	($3,012,951)	($558,483)	($703,872)	$25,053,193	517,949	$308,359
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	1,973,302	1,986,773	(434,344)	(89,185)	(148,940)	3,287,606	78,407	37,073
						28,340,799

International Stocks 31.5%
Developed Markets 24.4%
Schwab International Equity ETF	7,610,147	6,783,906	(2,501,182)	(480,730)	396,578	11,808,719	339,331	253,234
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	2,169,031	2,059,167	(575,513)	(133,377)	(104,236)	3,415,072	139,277	77,978
						15,223,791

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	1,970,168	2,185,248	(311,666)	(58,735)	(475,846)	3,309,169	169,701	69,795

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	703,580	540,450	—	—	(54,299)	1,189,731	25,362	23,354
Total Affiliated Underlying Funds (Cost $49,546,694)	$28,903,854	$28,406,417	($6,835,656 )	($1,320,510 )	($1,090,615 )	$48,063,490		$769,793
Total Investments in Securities (Cost $49,546,694)						$48,063,490

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At March 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report103

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2023
Assets
Investments in securities, at value - affiliated (cost $49,546,694)		$48,063,490
Cash		321,467
Receivables:
Investments sold		301,717
Fund shares sold	+	99,054
Total assets		48,785,728

Liabilities
Payables:
Investments bought		400,079
Fund shares redeemed		73,944
Investment adviser fees	+	792
Total liabilities		474,815
Net assets		$48,310,913

Net Assets by Source
Capital received from investors		$51,163,005
Total distributable loss	+	(2,852,092)
Net assets		$48,310,913

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,310,913		4,944,435		$9.77

See financial notes
104Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2022 through March 31, 2023
Investment Income
Dividends received from securities - affiliated		$769,793
Interest received from securities - unaffiliated	+	3,528
Total investment income		773,321

Expenses
Investment adviser fees		28,731
Proxy fees[1]	+	1,327
Total expenses		30,058
Expense reduction	–	18,185
Net expenses	–	11,873
Net investment income		761,448

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,320,510)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(1,090,615)
Net realized and unrealized losses		(2,411,125)
Decrease in net assets resulting from operations		($1,649,677 )

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report105

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/22-3/31/23		4/1/21-3/31/22
Net investment income		$761,448	$340,443
Net realized losses		(1,320,510)	(174,445)
Net change in unrealized appreciation (depreciation)	+	(1,090,615)	(409,849)
Decrease in net assets from operations		($1,649,677 )	($243,851 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($683,278 )	($294,976 )

TRANSACTIONS IN FUND SHARES
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,228,980	$30,903,737	2,995,048	$32,934,520
Shares reinvested		71,550	658,971	24,515	279,218
Shares redeemed	+	(1,056,735)	(9,989,477)	(497,239)	(5,424,360)
Net transactions in fund shares		2,243,795	$21,573,231	2,522,324	$27,789,378

SHARES OUTSTANDING AND NET ASSETS
	4/1/22-3/31/23			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,700,640	$29,070,637	178,316	$1,820,086
Total increase	+	2,243,795	19,240,276	2,522,324	27,250,551
End of period		4,944,435	$48,310,913	2,700,640	$29,070,637
See financial notes
106Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
The Schwab Target Index Funds are “funds of funds.”  Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as "underlying funds"), in accordance with their target portfolio allocation.  Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Target Index Funds | Annual Report107

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value.  The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Cash management sweep time deposits: Balances held in cash management sweep time deposits were accounted for on a cost basis, which approximated fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
108Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used  due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: Effective May 23, 2022 Brown Brothers Harriman & Co. (BBH) was replaced by Citibank, N.A as custodian of the funds. The funds no longer subscribe to the BBH Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep was an investment product that automatically swept the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allowed the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, was subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds assumed the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit was ultimately placed. The funds terminated the CMS Sweep program and cash was returned to the funds prior to terminating services with BBH.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses, are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser (see financial note 4 for additional information).
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Target Index Funds | Annual Report109

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
• Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor
110Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the
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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2023, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	0.1%	0.2%	0.2%	0.3%	0.2%	0.4%	0.3%	0.3%	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.4%	0.3%	0.4%	0.3%	0.3%	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.3%	1.5%	2.5%	3.5%	1.8%	1.6%	0.6%	0.6%	0.3%	0.2%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.5%	1.0%	0.7%	1.0%	0.6%	0.8%	0.6%	0.7%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.3%	0.6%	0.5%	0.7%	0.4%	0.6%	0.4%	0.5%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.2%	0.2%	0.2%	0.2%	0.2%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.1%	— %	— %	— %	— %	— %	— %	— %
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.2%	0.2%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended March 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$141,449	$2,184,633	($144,387)
Schwab Target 2015 Index Fund	195,603	4,176,079	(113,940)
Schwab Target 2020 Index Fund	1,661,606	7,466,579	(500,104)
Schwab Target 2025 Index Fund	1,409,442	9,437,993	(896,879)
Schwab Target 2030 Index Fund	1,329,098	2,732,555	(322,065)
Schwab Target 2035 Index Fund	4,644,934	1,563,495	(258,299)
Schwab Target 2040 Index Fund	2,990,887	1,407,088	(216,397)
Schwab Target 2045 Index Fund	2,627,159	1,953,763	(299,787)
Schwab Target 2050 Index Fund	5,274,809	1,000,694	(148,008)
Schwab Target 2055 Index Fund	5,610,703	182,035	(32,720)
Schwab Target 2060 Index Fund	5,813,594	157,768	(29,101)
Schwab Target 2065 Index Fund	2,051,018	911,573	(198,261)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Target Index Funds
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$7,077,770	$13,830,718
Schwab Target 2015 Index Fund	11,104,286	23,286,503
Schwab Target 2020 Index Fund	45,747,624	60,819,420
Schwab Target 2025 Index Fund	88,878,610	86,743,760
Schwab Target 2030 Index Fund	172,546,799	102,879,575
Schwab Target 2035 Index Fund	136,501,690	62,053,694
Schwab Target 2040 Index Fund	153,300,432	70,781,758
Schwab Target 2045 Index Fund	117,032,414	37,444,467
Schwab Target 2050 Index Fund	138,993,247	38,479,502
Schwab Target 2055 Index Fund	104,337,123	23,254,947
Schwab Target 2060 Index Fund	114,896,903	28,314,776
Schwab Target 2065 Index Fund	28,406,417	6,835,656
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Schwab Target Index Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of March 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$42,070,960	$4,719,345	($3,092,403)	$1,626,942
Schwab Target 2015 Index Fund	53,425,750	6,925,109	(3,392,889)	3,532,220
Schwab Target 2020 Index Fund	236,287,640	27,664,887	(16,683,796)	10,981,091
Schwab Target 2025 Index Fund	450,521,772	53,853,164	(31,127,468)	22,725,696
Schwab Target 2030 Index Fund	757,388,148	82,070,934	(42,322,617)	39,748,317
Schwab Target 2035 Index Fund	487,075,754	53,613,581	(23,598,166)	30,015,415
Schwab Target 2040 Index Fund	608,578,361	68,347,412	(23,485,906)	44,861,506
Schwab Target 2045 Index Fund	376,235,609	42,880,325	(12,724,598)	30,155,727
Schwab Target 2050 Index Fund	475,320,480	46,915,740	(14,571,787)	32,343,953
Schwab Target 2055 Index Fund	315,484,383	27,876,910	(9,320,490)	18,556,420
Schwab Target 2060 Index Fund	378,059,414	31,701,933	(11,239,466)	20,462,467
Schwab Target 2065 Index Fund	51,028,076	-	(2,964,586)	(2,964,586)
As of March 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Target 2010 Index Fund	$285,015	$1,626,942	($505,437)	$1,406,520
Schwab Target 2015 Index Fund	357,954	3,532,220	(609,539)	3,280,635
Schwab Target 2020 Index Fund	1,714,855	10,981,091	(2,370,376)	10,325,570
Schwab Target 2025 Index Fund	1,824,074	22,725,696	(4,111,557)	20,438,213
Schwab Target 2030 Index Fund	2,830,220	39,748,317	(7,176,349)	35,402,188
Schwab Target 2035 Index Fund	1,719,016	30,015,415	(2,990,336)	28,744,095
Schwab Target 2040 Index Fund	2,023,002	44,861,506	(5,322,535)	41,561,973
Schwab Target 2045 Index Fund	1,179,248	30,155,727	(1,846,611)	29,488,364
Schwab Target 2050 Index Fund	1,403,591	32,343,953	(1,486,566)	32,260,978
Schwab Target 2055 Index Fund	903,884	18,556,420	(539,405)	18,920,899
Schwab Target 2060 Index Fund	1,057,729	20,462,467	(779,977)	20,740,219
Schwab Target 2065 Index Fund	126,067	(2,964,586)	(13,573)	(2,852,092)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$505,437
Schwab Target 2015 Index Fund	609,539
Schwab Target 2020 Index Fund	2,370,376
Schwab Target 2025 Index Fund	4,111,557
Schwab Target 2030 Index Fund	7,176,349
Schwab Target 2035 Index Fund	2,990,336
Schwab Target 2040 Index Fund	5,322,535
Schwab Target 2045 Index Fund	1,846,611
Schwab Target 2050 Index Fund	1,486,566
Schwab Target 2055 Index Fund	539,405
Schwab Target 2060 Index Fund	779,977
Schwab Target 2065 Index Fund	13,573
For the fiscal year ended March 31, 2023 the Schwab Target 2065 Index Fund had capital loss carryforwards utilized of $149.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,027,269	$102,167	$1,158,303	$302,416
Schwab Target 2015 Index Fund	1,372,764	126,009	1,536,817	589,578
Schwab Target 2020 Index Fund	5,290,898	729,579	6,195,620	1,112,540
Schwab Target 2025 Index Fund	10,489,514	—	9,855,412	361,318
Schwab Target 2030 Index Fund	15,856,833	—	14,401,824	290,007
Schwab Target 2035 Index Fund	9,490,510	—	8,510,965	140,021
Schwab Target 2040 Index Fund	12,175,890	—	10,942,651	159,731
Schwab Target 2045 Index Fund	7,098,974	—	6,427,587	57,798
Schwab Target 2050 Index Fund	8,721,233	—	7,629,666	43,258
Schwab Target 2055 Index Fund	5,564,651	—	4,600,497	24,230
Schwab Target 2060 Index Fund	6,727,461	—	5,654,421	34,898
Schwab Target 2065 Index Fund	683,278	—	294,976	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2023, the funds did not incur any interest or penalties.
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Schwab Target Index Funds
Financial Notes (continued)

 9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the “Funds”), twelve of the funds constituting Schwab Capital Trust, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period (excluding the Schwab Target 2065 Index Fund); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period and for the period from February 26, 2021 (commencement of operations) through March 31, 2021, for the Schwab Target 2065 Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, and the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended (excluding the Schwab Target 2065 Index Fund) in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Index Fund as of March 31, 2023, and the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period from February 26, 2021 (commencement of operations) through March 31, 2021, in conformity with accounting principles generally accepted in the United States of America. For each of the Funds (excluding Schwab Target 2065 Index Fund), the financial highlights for each of the two years in the period ended March 31, 2020 were audited by other auditors, whose report, dated May 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 17, 2023
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.
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Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended March 31, 2023. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Target 2010 Index Fund	$8,388	$116,514
Schwab Target 2015 Index Fund	12,911	179,336
Schwab Target 2020 Index Fund	58,366	810,697
Schwab Target 2025 Index Fund	160,548	2,024,116
Schwab Target 2030 Index Fund	343,983	4,204,792
Schwab Target 2035 Index Fund	255,165	3,052,621
Schwab Target 2040 Index Fund	379,394	4,467,141
Schwab Target 2045 Index Fund	249,598	2,889,972
Schwab Target 2050 Index Fund	328,736	3,773,269
Schwab Target 2055 Index Fund	220,614	2,511,590
Schwab Target 2060 Index Fund	275,024	3,124,176
Schwab Target 2065 Index Fund	29,098	328,238
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2023, qualify for the corporate dividends received deduction:

Schwab Target 2010 Index Fund	14.64%
Schwab Target 2015 Index Fund	15.82%
Schwab Target 2020 Index Fund	16.85%
Schwab Target 2025 Index Fund	20.91%
Schwab Target 2030 Index Fund	26.48%
Schwab Target 2035 Index Fund	30.59%
Schwab Target 2040 Index Fund	33.39%
Schwab Target 2045 Index Fund	35.79%
Schwab Target 2050 Index Fund	36.85%
Schwab Target 2055 Index Fund	37.53%
Schwab Target 2060 Index Fund	38.25%
Schwab Target 2065 Index Fund	38.52%
For the fiscal year ended March 31, 2023, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Target 2010 Index Fund	$261,636
Schwab Target 2015 Index Fund	388,926
Schwab Target 2020 Index Fund	1,613,413
Schwab Target 2025 Index Fund	4,125,764
Schwab Target 2030 Index Fund	8,045,903
Schwab Target 2035 Index Fund	5,626,636
Schwab Target 2040 Index Fund	8,035,270
Schwab Target 2045 Index Fund	5,059,414
Schwab Target 2050 Index Fund	6,483,004
Schwab Target 2055 Index Fund	4,236,867
Schwab Target 2060 Index Fund	5,249,322
Schwab Target 2065 Index Fund	531,502
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Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended March 31, 2023:
Schwab Target 2010 Index Fund	$102,167
Schwab Target 2015 Index Fund	126,009
Schwab Target 2020 Index Fund	729,579
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	—
Schwab Target 2035 Index Fund	—
Schwab Target 2040 Index Fund	—
Schwab Target 2045 Index Fund	—
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	—
Schwab Target 2065 Index Fund	—
For the fiscal year ended March 31, 2023 the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Target 2010 Index Fund	$32,114
Schwab Target 2015 Index Fund	46,850
Schwab Target 2020 Index Fund	194,861
Schwab Target 2025 Index Fund	501,953
Schwab Target 2030 Index Fund	997,317
Schwab Target 2035 Index Fund	715,063
Schwab Target 2040 Index Fund	1,028,673
Schwab Target 2045 Index Fund	660,946
Schwab Target 2050 Index Fund	851,865
Schwab Target 2055 Index Fund	560,613
Schwab Target 2060 Index Fund	696,710
Schwab Target 2065 Index Fund	71,865
For the fiscal year ended March 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Target 2010 Index Fund	70.10%
Schwab Target 2015 Index Fund	66.60%
Schwab Target 2020 Index Fund	63.87%
Schwab Target 2025 Index Fund	53.13%
Schwab Target 2030 Index Fund	39.06%
Schwab Target 2035 Index Fund	28.40%
Schwab Target 2040 Index Fund	20.20%
Schwab Target 2045 Index Fund	13.13%
Schwab Target 2050 Index Fund	9.15%
Schwab Target 2055 Index Fund	6.65%
Schwab Target 2060 Index Fund	4.21%
Schwab Target 2065 Index Fund	3.00%

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 24.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 7.9% FTSE Developed ex US Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 6.8% Bloomberg US Treasury 1-3 Year Index, 45.7% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 26.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.0% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 43.2% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 28.2% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.9% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.0% Bloomberg US Treasury 1-3 Year Index, 41.5% Bloomberg US Aggregate Bond Index, 5.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 31.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.2% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.9% FTSE Developed ex US Index (Net), 1.1% FTSE Emerging Index (Net), 3.5% Dow Jones Equity All REIT Capped Index, 4.3% Bloomberg US Treasury 1-3 Year Index, 38.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 38.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 15.3% FTSE Developed ex US Index (Net), 2.3% FTSE Emerging Index (Net), 4.4% Dow Jones Equity All REIT Capped Index, 2.0% Bloomberg US Treasury 1-3 Year Index, 30.7% Bloomberg US Aggregate Bond Index, 1.3% Bloomberg US
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Treasury Inflation-Linked Bond Index (Series-L), and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 43.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.9% FTSE Developed ex US Index (Net), 3.3% FTSE Emerging Index (Net), 5.1% Dow Jones Equity All REIT Capped Index, 0.9% Bloomberg US Treasury 1-3 Year Index, 24.0% Bloomberg US Aggregate Bond Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 46.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 4.3% FTSE Emerging Index (Net), 5.7% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 17.2% Bloomberg US Aggregate Bond Index, and 1.4% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 21.8% FTSE Developed ex US Index (Net), 5.2% FTSE Emerging Index (Net), 6.1% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 11.2% Bloomberg US Aggregate Bond Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones
U.S. Small-Cap Total Stock Market Index, 23.0% FTSE Developed ex US Index (Net), 6.0% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 7.8% Bloomberg US Aggregate Bond Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.6% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.6% Dow Jones Equity All REIT Capped Index, 5.7% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.2% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 3.7% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Target Index Funds | Annual Report127

Notes

Schwab Target Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-06
00285365

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Twelve series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2022/2023 and 2021/2022, based on their respective 2022/2023 and 2021/2022 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2022/2023	Fiscal Year 2021/ 2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022
$1,195,825	$1,187,075	$90,000	$90,000	$161,200	$161,200	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022/2023: $3,136,515                                       2021/2022: $2,320,631

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	May 17, 2023